VESSELS, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Vessel	Dec. 31, 2016 USD ($) Vessel	Dec. 31, 2015 USD ($)
VESSELS, NET [Abstract]
Number of vessels | Vessel	30	29
Property, Plant and Equipment [Line Items]
Total	$ 1,889,270	$ 1,799,193
Less Accumulated Depreciation	(842,977)	(741,144)
Less Impairment Loss on Vessels	(110,480)	0
Vessels, Net	$ 935,813	1,058,049
Number of vessels delivered to the Company | Vessel	1
Number of vessels the company has taken through periodical maintenance survey | Vessel	10
Deposits for vessels under construction	$ 0	(50,130)	$ (64,000)
Number of vessels under construction delivered in 2018 | Vessel	3
Total remaining capital commitments	$ 117,000
Impairment loss on vessels	$ 110,480	0	$ 0
Number of vessels included in write down for impairment loss | Vessel	10
Vessels [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1,769,967	1,700,040
Drydocking [Member]
Property, Plant and Equipment [Line Items]
Total	$ 119,303	$ 99,153